Taxes on Income - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at the beginning of the year	$ 9,440	$ 11,775
Increase related to tax positions from prior fiscal years	2,412	1,326
Decrease related to tax positions from prior fiscal years	(630)	(1,546)
Lapses of statutes of limitation	(2,522)	(2,115)
Balance at the end of the year	$ 8,700	$ 9,440